INCOME TAXES (Details Narrative) - Notable Labs Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Valuation allowance, deferred tax asset, increase (decrease), amount	$ 4,100,000
Deferred tax assets, operating loss carryforwards, state and local	57,400,000	$ 51,900,000
Deferred tax assets, operating loss carryforwards, state and local	38,100,000	26.0
Effective income tax rate reconciliation, nondeductible expense, research and development, amount	1,401,000
Income Tax Examination, Interest Expense	0
Income Tax Examination, Penalties Expense	0
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, nondeductible expense, research and development, amount	1,900,000	1,600,000
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, nondeductible expense, research and development, amount	$ 1,600,000	$ 1,400,000